CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (5,225)	$ (15,980)
Other comprehensive loss:
Foreign currency translation adjustments	(37)	(1,653)
Change in unrealized gain (loss) on hedging instruments, net	(135)	147
Less - reclassification adjustments for net loss (gain) realized and included in income (loss) on hedging instruments, net	(5)	121
Total other comprehensive loss	(177)	(1,385)
Comprehensive loss	$ (5,402)	$ (17,365)